Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Schedule of major related parties and relationships

Company Name	Relationship with the Group
HongShan Capital Investment Management (Tianjin) Co., Ltd. (“formerly known as Sequoia Capital Investment Management (Tianjin) Co., Ltd.”)	Affiliate of shareholder of the Group

Wanjia Win-Win	Investee of Gopher Asset Management Co., Ltd. (“Gopher Assets”)

Shanghai Dingnuo Technology Co., Ltd. (“Dingnuo”)	Affiliate of shareholder of the Group[1]

Investee funds of Gopher Assets	Investees of Gopher Assets, a consolidated VIE of the Group

Investee funds of Gopher Capital GP Ltd.	Investees of Gopher Capital GP Ltd., a subsidiary of the Group

Shanghai Noah Charity Fund	A charity fund established by the Group

Schedule of related party transactions

	Year Ended December 31
	(Amount in Thousands)
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
One-time commissions
Investee funds of Gopher Assets	140,522	63,809	16,365	2,305
Recurring service fees
Investee funds of Gopher Assets	871,618	768,161	712,479	100,351
Wanjia Win-Win	463	—	—	—
HongShan Capital Investment Management (Tianjin) Co., Ltd.	26,488	16,791	16,286	2,294
Investee funds of Gopher Capital GP Ltd.	323,691	377,274	400,371	56,391
Total recurring services fee	1,222,260	1,162,226	1,129,136	159,036
Performance-based income
Investee funds of Gopher Assets	166,580	51,304	10,934	1,540
Investee funds of Gopher Capital GP Ltd.	225,710	74,224	110,331	15,540
Total performance-based income	392,290	125,528	121,265	17,080
Other service fees
Investee funds of Gopher Assets	5,945	—	—	—
Total other service fees	5,945	—	—	—
Total	1,761,017	1,351,563	1,266,766	178,421

Schedule of amounts due from related parties

	As of December 31,
	(Amount in Thousands)
	2022	2023	2023
	RMB	RMB	US$
Investee funds of Gopher Assets	317,969	238,033	33,527
Investee funds of Gopher Capital GP Ltd.	108,090	93,498	13,169
Total in gross amounts	426,059	331,531	46,696
Less: allowance for credit losses	(11,872)	(9,194)	(1,295)
Total in net amounts	414,187	322,337	45,401

	As of December 31,
	(Amount in Thousands)
	2022	2023	2023
	RMB	RMB	US$
Investee funds of Gopher Assets	13,940	11,075	1,560
Investee funds of Gopher Capital GP Ltd.	29,091	74,679	10,517
Total in gross amounts	43,031	85,754	12,077
Less: allowance for credit losses	(13,794)	(14,200)	(2,000)
Total in net amounts	29,237	71,554	10,077

Schedule of deferred revenues related to the recurring management fee received in advance from related parties

	As of December 31,
	(Amount in Thousands)
	2022	2023	2023
	RMB	RMB	US$
Investee funds of Gopher Assets	10,325	8,830	1,244
Investee funds of Gopher Capital GP Ltd.	611	4,728	666
Total	10,936	13,558	1,910